Trade and Other Payables - Summary of Trade and Other Payables (Detail) - GBP (£)	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	£ 4,392,602	£ 2,860,303
Social security and other taxes	160,719	144,348
Other payables	16,986	19,375
At December 31	£ 4,570,307	£ 3,024,026